Pledged assets, guarantees and commitments	12 Months Ended
Dec. 31, 2025
Disclosure of assets pledged, Guarantees And Commitments [Abstract]
Pledged assets, guarantees and commitments	Pledged assets, guarantees and commitments
Pledged assets
The Group pledges certain assets to be used as collateral to secure specific financial obligations. The pledged assets include certain consumer receivables, other receivables, treasury bills and other interest-
bearing securities. These assets are subject to claims by creditors in the event of default on the associated liabilities. The following table provides details of the Group’s pledged assets.

	December 31, 2025	December 31, 2024
Pledged assets
Assets pledged for own liabilities
Pledged consumer receivables ....................................................................................................	$2,319	$—
Pledged treasury bills chargeable at central banks, etc., and pledged bonds and other interest-bearing securities .................................................................................................	2	2
Other pledged assets .....................................................................................................................	13	3
Total ...................................................................................................................................................	$2,334	$5
Assets pledged for own liabilities consists of consumer receivables which have been used to secure the borrowings under the warehouse financing facility.
Commitments and guarantees

	December 31, 2025	December 31, 2024
Commitments for loan funding ....................................................................................................	$3,963	$1,655
Guarantees .......................................................................................................................................	—	—
Total ...................................................................................................................................................	$3,963	$1,655
Commitment to fund loans as at December 31, 2025 amounted to USD3,963m (1,655m). The Group’s commitments for loan funding increased in 2025 compared with 2024, reflecting continued growth in the
Norwegian market. In Norway, regulation requires the Group to set and communicate an individual credit limit to each customer. The undrawn portion of the approved limit constitutes a loan commitment.
The Company’s commitments were primarily classified as Stage 1 with immaterial impacts to provisions as of December 31, 2025 and 2024. Refer to Note 15 for further details on the Company’s provisions.